Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ (5,695,012)	$ 3,124,662	$ 2,817,914